Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property and Equipment [Abstract]
Schedule of property and equipment consist
Description	Plant and equipment	Furniture and fittings	Vehicles	Office equipment	Computer equipment	Total
Gross carrying value
As at April 1, 2020	1,124,326	337	754	4,425	692	1,130,534
Additions	37,678	—	—	12,994	421	51,093
Disposals	1,232	—	—	—	—	1,232
As at March 31, 2021	1,160,772	337.00	754	17,419	1,113	1,180,395
Additions	—	—	—	—	—	—
‘Derecognized on deconsolidation of subsidiary*	(1,160,772)	(337)	(754)	(17,419)	(1,113)	(1,180,395)
As at March 31, 2022	—	—	—	—	—	—

Accumulated depreciation and impairment loss
As at April 1, 2020	—	—	—	—	—	—
Charge for the year	232,822	89	139	6,887	227	240,164

As at March 31, 2021	232,822	89	139	6,887	227	240,164
Charge for the year	—	—	—	—	—	—
‘Derecognized on deconsolidation of subsidiary*	(232,822)	(89)	(139)	(6,887)	(227)	(240,164)
As at March 31, 2022	—	—	—	—	—	—
Net block as at March 31, 2021	927,950	248	615	10,532	886	940,231
Net block as at March 31, 2022	—	—	—	—	—	—